UMB FUND SERVICES, INC.
803 West Michigan Street
Milwaukee, Wisconsin  53233
(414) 299-2200

July 29, 2010

Securities and Exchange Commission
100 F Street N.E.
Washington, DC  20549

Re:           Giant 5 Funds
(333-129930; 811-21836)

Ladies and Gentlemen:

On behalf of the above-referenced registered investment company (the “Trust”), transmitted herewith for filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended, is Post-Effective Amendment No. 7 to the Trust’s registration statement on Form N-1A.  Questions regarding this filing may be directed to the undersigned at (414) 299-2000.

Very truly yours,

/s/ WADE C. DEARMOND
Associate Legal Counsel